JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
JOINT ARRANGEMENTS [Abstract]
Joint Arrangements
The breakdown of the amounts included in the statements of financial position related to the Company’s participation in the UT and its results is the following:

	2023	2022
Consolidated Statements of financial position
Non Current assets	-	-
Current Assets	61,759	224,276
Total	61,759	224,276
Non Current Liabilities	-	-
Current Liabilities	422,838	867,650
Total	422,838	867,650

	2023	2022	2021
Consolidated Statements of comprehensive income
Gross (loss) / profit	(102,742)	84	165
Operating loss	(146,685)	(24,458)	(47,642)
Net Financial results	648,817	439,521	856,156
Comprehensive income	502,132	415,063	808,514